Segment Reporting (Details)	3 Months Ended								12 Months Ended
	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) segment
Segment Reporting Information [Line Items]
Number of reportable segments | segment									2
Number of operating segments | segment											1
Advisory services									$ 65,982,000	$ 67,228,000	$ 58,546,000
Audio visual									9,186,000	0	0
Other									6,405,000	379,000	435,000
Total revenue	$ 29,666,000	$ 19,255,000	$ 19,639,000	$ 13,013,000	$ 19,508,000	$ 16,538,000	$ 18,152,000	$ 13,409,000	81,573,000	67,607,000	58,981,000
Depreciation and amortization									2,527,000	1,174,000	799,000
Impairment						0			1,072,000	0	0
Other									88,496,000	68,890,000
Total expenses	37,130,000	21,595,000	18,221,000	15,149,000	19,126,000	16,673,000	20,344,000	13,921,000	92,095,000	70,064,000	60,332,000
OPERATING INCOME (LOSS)	(7,464,000)	(2,340,000)	1,418,000	(2,136,000)	382,000	(135,000)	(2,192,000)	(512,000)	(10,522,000)	(2,457,000)	(1,351,000)
Interest expense									(83,000)	0	0
Amortization of loan costs									(39,000)	0	0
Interest income									244,000	73,000	352,000
Other income (expense)									(71,000)	(9,239,000)
INCOME (LOSS) BEFORE INCOME TAXES									(10,471,000)	(11,623,000)	(9,978,000)
Income tax (expense) benefit									(9,723,000)	(780,000)	(2,066,000)
NET INCOME (LOSS)	$ (7,982,000)	$ (2,258,000)	$ (7,231,000)	$ (2,723,000)	$ (1,634,000)	$ (1,092,000)	$ (1,279,000)	$ (8,398,000)	(20,194,000)	(12,403,000)	$ (12,044,000)
Operating Segments [Member] | REIT Advisory [Member]
Segment Reporting Information [Line Items]
Audio visual									0	0
Other									4,006,000	335,000
Total revenue									69,988,000	67,563,000
Depreciation and amortization									1,373,000	298,000
Impairment									1,041,000	0
Other									19,099,000	21,102,000
Total expenses									21,513,000	21,400,000
OPERATING INCOME (LOSS)									48,475,000	46,163,000
Interest expense									0	0
Amortization of loan costs									0	0
Interest income									0	0
Other income (expense)									0	0
INCOME (LOSS) BEFORE INCOME TAXES									48,475,000	46,163,000
Income tax (expense) benefit									(18,324,000)	(16,684,000)
NET INCOME (LOSS)									30,151,000	29,479,000
Operating Segments [Member] | J&S [Member]
Segment Reporting Information [Line Items]
Advisory services									0	0
Other									0	0
Total revenue									9,186,000	0
Depreciation and amortization									319,000	0
Impairment									0	0
Other									9,655,000	0
Total expenses									9,974,000	0
OPERATING INCOME (LOSS)									(788,000)	0
Interest expense									(68,000)	0
Amortization of loan costs									(6,000)	0
Interest income									0	0
Other income (expense)									(47,000)	0
INCOME (LOSS) BEFORE INCOME TAXES									(909,000)	0
Income tax (expense) benefit									252,000	0
NET INCOME (LOSS)									(657,000)	0
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Advisory services									0	0
Audio visual									0	0
Other									2,399,000	44,000
Total revenue									2,399,000	44,000
Depreciation and amortization									835,000	876,000
Impairment									31,000	0
Other									59,742,000	47,788,000
Total expenses									60,608,000	48,664,000
OPERATING INCOME (LOSS)									(58,209,000)	(48,620,000)
Interest expense									(15,000)	0
Amortization of loan costs									(33,000)	0
Interest income									244,000	73,000
Other income (expense)									(24,000)	(9,239,000)
INCOME (LOSS) BEFORE INCOME TAXES									(58,037,000)	(57,786,000)
Income tax (expense) benefit									8,349,000	15,904,000
NET INCOME (LOSS)									$ (49,688,000)	$ (41,882,000)